CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income
Interest income	$ 11,958	$ 10,156
Non-interest expenses	6,911	5,423
Earnings before income taxes	4,224	2,555
Federal income tax expense (benefit)	1,308	840
NET INCOME	2,916	1,715
Parent Company [Member]
Income
Interest income	122	121
Dividends from First Federal of Hazard	6,480	0
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(5,745)	886
Dividends from Frankfort First	0	0
Equity in undistributed earnings of Frankfort First	2,823	1,306
Total income	3,680	2,313
Non-interest expenses	752	838
Earnings before income taxes	2,928	1,475
Federal income tax expense (benefit)	12	(240)
NET INCOME	$ 2,916	$ 1,715